Borrowings - Ship Mortgage Notes and Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Writte-off debt	$ 1,940	$ 0	$ 0
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage	106.094%
Repurchase of notes	$ 12,000
Early repayment of debt	9,950
Writte-off debt	1,940
Cash collateral	$ 25,405
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date	Nov. 13, 2013
Debt instrument face amount	$ 610,000
Fixed rate	8.125%
Maturity date	Nov. 15, 2021
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date	Nov. 13, 2013
Debt instrument face amount	$ 60,000
Debt instrument, Original issue price percentage	103.25%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage	101.00%
Subsidiaries | Navios Acquistion
Debt Instrument [Line Items]
Ownreship percentage	100.00%